  As filed with the U.S. Securities and Exchange Commission on November 28, 2007
                                                              File No. 333-20637
                                                              File No.  811-8035
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 26                                     [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 29

                        (Check appropriate box or boxes.)

                                AFBA 5STAR FUNDS
         (as successor to AFBA 5Star Fund, Inc., a Maryland corporation)
               (Exact Name of Registrant as Specified in Charter)

                                  c/o PFPC Inc.
                                 760 Moore Road,
                            King of Prussia, PA 19406
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, including Area Code (800) 243-9865
                               Robert E. Morrison, Jr.
                                  c/o PFPC Inc.
                                 760 Moore Road,
                            King of Prussia, PA 19406
                     (Name and Address of Agent for Service)
                  Please send copies of all communications to:
                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                                 (215) 564-8198
 It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 28, 2007 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on [Date] pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Pursuant to Rule 414 under the  Securities  Act of 1933, as amended,  AFBA 5Star
Fund, Inc., a Maryland corporation (AFBA-MD),  and its proposed successor,  AFBA
5Star Funds, a Delaware Statutory Trust (AFBA-DE),  are filing this amendment to the  registration  statement  of  AFBA-MD,  and  AFBA-DE  expressly  adopts  the registration  statement of AFBA-MD as its own for all purposes of the Securities
Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the
Securities  Exchange Act of 1934,  as amended,  as  applicable.  This  amendment relates to the  adoption  by AFBA-DE of the  registration  statement  of AFBA-MD pursuant to Rule 414 and reflects  material  changes made in connection with and resulting from the proposed succession and other proposed changes to the AFBA-MD and AFBA-DE  registration  statements  as will be submitted to  shareholders  in connection  with a shareholder  meeting held on October 26, 2007 as adjourned to
December 12, 2007.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended,  this
Post-Effective Amendment Nos. 26/29 to the Registration Statement for AFBA 5Star
Funds (the  "Registrant")  is being filed solely for the purpose of delaying the effectiveness of Post-Effective  Amendment Nos. 24/27,  which was filed with the
U.S.  Securities and Exchange  Commission via the EDGAR system  pursuant to Rule
485(a)(1)  on August 31,  2007  (Accession  Number  0001137439-07-000434)  ("PEA
24/27").

Accordingly,  the prospectus and statement of additional information of the Fund as  filed  on  Form  N-1A  (Nos.  333-20637  and  811-8035)  in PEA  24/27,  are
incorporated  herein by reference in their entirety into this filing.  As stated
on the cover page to this filing,  this  Post-Effective  Amendment  No. 26/29 is intended to become effective on December 28, 2007.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)  (1)  Articles  of  Incorporation  as filed  with the State of  Maryland  on
          January 9, 1997 are incorporated herein by reference to Post-Effective
          Amendment No. 3 to Registrant's Registration Statement on Form N-1A as
          filed with the  Securities  and  Exchange  Commission  (the "SEC") via
          EDGAR on June 1, 1999 ("PEA No. 3").

     (2)  Articles Supplementary to establish four separate series as filed with the  State of  Maryland  on April 4, 1997 are  incorporated  herein by reference to PEA No. 3.

     (3)  Articles of  Amendment  to change "Five Star" to "5Star" as filed with the State of Maryland on October 16, 2000 are  incorporated  herein by
          reference  to   Post-Effective   Amendment   No.  5  to   Registrant's
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          March 23, 2001 ("PEA No. 5").

     (4)  Articles of  Amendment to  designate  the  existing  shares as Class I shares  as filed  with  the  State of  Maryland  on June 15,  2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to
          Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 ("PEA No. 11").

     (5)  Articles  Supplementary  to add  Classes  A, B and C as filed with the
          State  of  Maryland  on June  15,  2001  are  incorporated  herein  by reference to PEA No. 11.

     (6)  Articles Supplementary to authorize and designate shares to Classes A,
          B, C and I as filed with the State of  Maryland  on June 15,  2001 are incorporated herein by reference to PEA No. 11.

     (7)  Certificate of Correction to the Articles Supplementary filed with the
          State  of  Maryland  on June 15,  2001,  as  filed  with the  State of
          Maryland on February 14, 2002 is  incorporated  herein by reference to
          Post-Effective Amendment No. 12 to Registrant's Registration Statement
          on Form N-1A as filed  with the SEC via  EDGAR on  February  14,  2002
          ("PEA No. 12"). Correction made to Articles fourth and fifth regarding the number of shares authorized.

     (8)  Articles  Supplementary  to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated  herein by reference to PEA No. 12.

     (9)  Articles  Supplementary  to add  Class R as filed  with  the  State of
          Maryland on November 14, 2003 are incorporated  herein by reference to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A as filed  with the SEC via  EDGAR on  December  16,  2003
          ("PEA No. 16").

     (10) Articles of  Amendment to change the name of AFBA 5Star Large Cap Fund filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          July 29, 2005.

     (11) Articles  Supplementary to (i) increase the number of shares of Common
          Stock the  Registrant  is  authorized  to issue and (ii)  classify and designate  the new,  authorized,  unissued and  unallocated  shares of
          Common  Stock to the Class A Shares of AFBA  5Star  Small Cap Fund are
          incorporated herein by reference to Post-Effective Amendment No. 21 to
          Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 28, 2006 ("PEA No. 21").

     (12) Articles  of  Amendment  to change the name of AFBA 5Star Mid Cap Fund filed with the State of  Maryland  on July 27,  2007 are  incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          August 31, 2007 ("PEA No. 24").

     (13) Agreement and  Declaration  of Trust for AFBA 5Star Funds,  a Delaware
          statutory trust, is incorporated herein by reference to PEA No. 24.

     (14) Certificate of Trust for AFBA 5Star Funds, a Delaware statutory trust, is incorporated herein by reference to PEA No. 24.

(b)  (1)  By-Laws  for AFBA 5Star  Fund,  Inc.,  a Maryland  corporation,  dated
          October 19, 1999 as filed on July 28, 2000.

     (2)  Amended and  Restated  By-Laws for AFBA 5Star Fund,  Inc.,  a Maryland
          corporation,  are incorporated  herein by reference to  Post-Effective
          Amendment No. 22 to Registrant's  Registration  Statement on Form N-1A
          as filed with the SEC via EDGAR on July 30, 2007 ("PEA No. 22").

     (3)  By-Laws  for  AFBA  5Star  Funds,  a  Delaware  statutory  trust,  are incorporated herein by reference to PEA No. 24.

(c)  Specimen copies of securities of the Registrant are incorporated  herein by reference to PEA No. 3.

     See Article  Fifth of the Articles of  Incorporation,  as amended,  of AFBA
     5Star Fund, Inc., a Maryland corporation,  which are incorporated herein by reference.

     See also,  Article II of the By-Laws of AFBA 5Star Fund,  Inc.,  a Maryland
     corporation, which are incorporated herein by reference.

     See also,  Articles III and V of the Agreement and  Declaration of Trust of
     AFBA 5Star Funds, a Delaware statutory trust, which are incorporated herein by reference.

     See also,  Article  II of the  By-Laws  of AFBA  5Star  Funds,  a  Delaware
     statutory trust, which are incorporated herein by reference.

(d)  (1)  (i)  Management  Agreement  between  the  Registrant  and  AFBA  5Star
               Investment Management Company is incorporated herein by reference to PEA No. 11.

          (ii) Appendix to the Management  Agreement  between the Registrant and
               AFBA 5Star Investment  Management Company to incorporate the AFBA
               5Star Equity  Fund's name change to the AFBA 5Star Large Cap Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 14 to  Registrant's  Registration  Statement  on Form N-1A as
               filed with the SEC via EDGAR on July 29, 2002 ("PEA No. 14").

          (iii) Expense  Limitation  Agreement  between the  Registrant and AFBA
               5Star  Investment  Management  Company is incorporated  herein by reference  to  Post-Effective  Amendment  No. 23 to  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on July 31, 2007 ("PEA No. 23").

     (2)  (i)  Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management  Company  and The  London  Company  for the AFBA 5Star
               Balanced Fund is incorporated herein by reference to PEA No. 22.

          (ii) Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management  Company  and The  London  Company  for the AFBA 5Star
               Small Cap Fund is incorporated herein by reference to PEA No. 22.

          (iii) Interim  Sub-Advisory  Agreement  between AFBA 5Star  Investment
               Management  Company and Financial  Counselors,  Inc. for the AFBA
               5Star High Yield Fund is incorporated  herein by reference to PEA
               No. 22.

          (iv) Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management  Company and Financial  Counselors.  Inc. for the AFBA
               5Star  Balanced Fund is  incorporated  herein by reference to PEA
               No. 22.

          (v)  Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management Company and Marvin & Palmer  Associates,  Inc. for the
               AFBA 5Star USA Global Fund is incorporated herein by reference to
               PEA No. 22.

          (vi) Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management Company and Marvin & Palmer  Associates,  Inc. for the
               AFBA 5Star Large Cap Fund is incorporated  herein by reference to
               PEA No. 22.

          (vii) Interim  Sub-Advisory  Agreement  between AFBA 5Star  Investment
               Management Company and Dreman Value Management,  LLC for the AFBA
               5Star Mid Cap Value Fund is  incorporated  herein by reference to
               PEA No. 22.

          (viii) Interim  Sub-Advisory  Agreement  between AFBA 5Star Investment
               Management Company and TrendStar Advisors, LLC for the AFBA 5Star
               Science & Technology Fund is incorporated  herein by reference to
               PEA No. 22.

          (ix) Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management Company and TrendStar Advisors, LLC for the AFBA 5Star
               Small Cap Fund is incorporated herein by reference to PEA No. 22.

          (x)  Interim  Sub-Advisory  Agreement  between  AFBA 5Star  Investment
               Management  Company and Bjurman,  Barry & Associates for the AFBA
               5Star Small Cap Fund is  incorporated  herein by reference to PEA
               No. 22.

          (xi) Form of Definitive  Sub-Advisory Agreement is incorporated herein by reference to PEA No. 24.

(e)  (1)  (i)  Underwriting   Agreement   between   the   Registrant   and  PFPC
               Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit A to Underwriting Agreement  incorporating the AFBA 5Star
               Equity  Fund's  name  change to the AFBA 5Star  Large Cap Fund is incorporated herein by reference to PEA No. 14.

(f)  Not Applicable.

(g)  (1)  (i)  Custodian Agreement between the Registrant and PFPC Trust Company is incorporated herein by reference to PEA No. 5.

          (ii) Amendment  to Custodian  Agreement  between  Registrant  and PFPC
               Trust Company adding the AFBA 5Star Mid Cap Fund is  incorporated herein by reference to PEA No. 12.

(h)  (1)  (i)  Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit A to Transfer Agency Agreement between the Registrant and
               PFPC Inc.  incorporating the AFBA 5Star Equity Fund's name change to the AFBA  5Star  Large  Cap  Fund is  incorporated  herein  by reference to PEA No. 14.

          (iii) Anti-Money  Laundering and Privacy Amendment dated July 24, 2002 to Transfer Agency Agreement between the Registrant and PFPC Inc.
               is incorporated  herein by reference to Post-Effective  Amendment
               No. 15 to  Registrant's  Registration  Statement  on Form N-1A as
               filed with the SEC via EDGAR on July 29, 2003 ("PEA No. 15").

          (iv) Amendment  to  Transfer  Agency  Agreement   regarding   Customer
               Identification Program is incorporated herein by reference to PEA
               No. 17.

     (2)  (i)  Administration  and  Accounting  Services  Agreement  between the
               Registrant and PFPC Inc. dated December 18, 2000 is  incorporated herein by reference to PEA No. 5.

          (ii) Exhibit A to  Administration  and Accounting  Services  Agreement
               between the Registrant and PFPC Inc. incorporating the AFBA 5Star
               Equity  Fund's  name  change to the AFBA 5Star  Large Cap Fund is incorporated herein by reference to PEA No. 14.

(i)  (1)  Opinion and Consent of Counsel with respect to AFBA 5Star Fund,  Inc., a Maryland corporation, dated February 13, 2004 is incorporated herein by reference to PEA No. 17.

(i)  (2)  Opinion and Consent of Counsel  with  respect to AFBA 5Star  Funds,  a
          Delaware statutory trust, to be filed by amendment.

(j)  Other Opinions. Not Applicable.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  (1)  Rule 12b-1 Distribution Plan for Class B shares is incorporated herein by reference to PEA No. 14.

     (2)  Rule 12b-1 Distribution Plan for Class C shares is incorporated herein by reference to PEA No. 14.

     (3)  Amended  Shareholder  Service  Plan for Class A,  Class B, Class C and
          Class R pursuant to Rule 12b-1 is  incorporated  herewith by reference to PEA No. 16.

     (4)  Rule 12b-1 Distribution Plan for Class R shares is incorporated herein by reference to PEA No. 16.

(n)  (1)  Amended Rule 18f-3 Plan is incorporated herein by reference to PEA No.
          16.

(p)  (1)  Joint Code of Ethics of the Registrant  and the investment  manager is incorporated herein by reference to PEA No. 12.

     (2)  Code of Ethics of the  sub-adviser  for AFBA 5Star  Balanced  Fund and
          AFBA 5Star Small Cap Fund, The London Company is  incorporated  herein by reference to PEA No. 22.

     (3)  Code of Ethics of the  sub-adviser  for AFBA 5Star High Yield Fund and
          AFBA 5Star Balanced Fund, Financial  Counselors,  Inc. is incorporated herein by reference to PEA No. 22.

     (4)  Code of Ethics of the  sub-adviser  for AFBA 5Star  Large Cap Fund and
          AFBA  5Star USA  Global  Fund,  Marvin & Palmer  Associates,  Inc.  is
          incorporated herein by reference to PEA No. 22.

     (5)  Code of Ethics of the  sub-adviser  for AFBA 5Star Mid Cap Value Fund,
          Dreman Value  Management,  LLC is incorporated  herein by reference to
          PEA No. 22.

     (6)  Code of Ethics of the  sub-adviser for AFBA 5Star Science & Technology
          Fund and  AFBA  5Star  Large  Cap  Fund,  TrendStar  Advisors,  LLC is
          incorporated herein by reference to PEA No. 22.

     (7)  Code of  Ethics  of the  sub-adviser  for AFBA  5Star  Small Cap Fund,
          Bjurman, Barry & Associates is incorporated herein by reference to PEA
          No. 22.

(q)  (1)  Powers of Attorney for AFBA 5Star Fund, Inc., a Maryland  corporation, are incorporated herein by reference to PEA No. 19.

     (2)  Powers of Attorney for AFBA 5Star Funds, a Delaware  statutory  trust, are incorporated herein by reference to PEA No. 24.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE  REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

AFBA 5Star Fund, Inc., a Maryland corporation

     Under the terms of the  Maryland  General  Corporation  Law and AFBA  5Star
     Fund,  Inc.'s Articles of Incorporation  and By-Laws,  the Registrant shall indemnify  any person who was or is a director,  officer or employee of the
     Registrant  to  the  maximum  extent  permitted  by  the  Maryland  General
     Corporation Law; provided,  however, that any such indemnification  (unless ordered by a court) shall be made by the  Registrant  only as authorized in the specific case upon a determination that  indemnification of such person is proper under the circumstances. Such determination shall be made:

     (i)  by the  Board  of  Directors  by a  majority  vote of a  quorum  which consists of the directors who are neither "interested  persons" of the
          Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the  required  quorum  is not  obtainable  or if a  quorum  of such directors  so  directs,  by  independent  legal  counsel  in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or  shareholders  to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

AFBA 5Star Funds, a Delaware statutory trust

Under the terms of Delaware law and AFBA 5Star Funds'  Agreement and Declaration
of Trust and  By-Laws,  the  Registrant  shall  indemnify,  out of  Registrant's property,  to the fullest extent  permitted under applicable law, any person who was or is a party  or is  threatened  to be made a party  to any  proceeding  by reason  of the fact  that  such  person  is or was an  agent of the  Registrant, against expenses,  judgments,  fines, settlements and other amounts actually and reasonably  incurred in connection  with such proceeding if such person acted in good faith or in the case of a criminal  proceeding,  had no reasonable cause to believe  the  conduct of such person was  unlawful.  However,  there shall be no right to  indemnification  for any  liability  arising  by  reason of any act or omission  that  constitutes  a bad faith  violation  of the implied  contractual covenant  of good  faith  and  fair  dealing  or for any  person's  own  willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties involved in the conduct of such person ("Disqualifying Conduct").

Any indemnification  under this shall be made by the Registrant if authorized in the specific  case on a  determination  that  indemnification  of such person is proper in the  circumstances by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person was not liable by reason of Disqualifying Conduct (including,  but not limited to, dismissal of either a court  action or an  administrative  proceeding  against  the Agent for insufficiency of evidence of any Disqualifying  Conduct) or, (ii) in the absence of such a  decision,  a  reasonable  determination,  based  upon a review of the facts, that the person was not liable by reason of Disqualifying Conduct, by (1)
the vote of a majority of a quorum of the Trustees  who are not (x)  "interested persons"  of the Trust as  defined  in  Section  2(a)(19)  of the 1940 Act,  (y)
parties  to the  proceeding,  or (z)  parties  who  have any  economic  or other interest in connection  with such specific case (the  "disinterested,  non-party
Trustees"); or (2) by independent legal counsel in a written opinion.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

(i)  AFBA 5Star Investment Management Company

The  principal  business  of AFBA  5Star  Investment  Management  Company is the
provision of investment management services to individuals and businesses.

---------------------------------------- -------------------------------------- --------------------------------------
   Name and Position with AFBA 5Star
     Investment Management Company                   Other Company                   Position with Other Company
---------------------------------------- -------------------------------------- --------------------------------------
Ralph E. Eberhart, Chairman and          Armed Forces Benefit Association       President, Chief Executive Officer,
Director                                                                        Chairman and Director
                                         AFBA 5Star Life Insurance Company,
                                         AFBA 5Star Fund, Inc., AFBA 5Star      Chairman and Director
                                         Bank

                                         AFBA 5Star Financial, LLC
                                                                                Manager
---------------------------------------- -------------------------------------- --------------------------------------
Clifford H. Rees, Jr., Director          Air Conditioning and Refrigeration     President
                                         Institute (1997-2001 - retired
                                         1/2002)
---------------------------------------- -------------------------------------- --------------------------------------
Kimberley E. Wooding, President          5Star Life Insurance Company           Executive Vice President, Chief
                                                                                Financial Officer and Director

                                         AFBA 5Star Fund, Inc.                  Executive Vice President

                                         AFBA Five Star Securities Company      Financial/Operations Principal
---------------------------------------- -------------------------------------- --------------------------------------
Andrew J. Welle, Senior Vice President   AFBA 5Star Fund, Inc.                  Secretary
and Secretary
                                         AFBA Five Star Securities Company      President and General Principal
---------------------------------------- -------------------------------------- --------------------------------------
Robert W. Morrison, President and        AFBA 5Star Fund, Inc.                  President
Chief Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Michael E. Houchins, Vice President      AFBA 5Star Fund, Inc.                  Chief Financial Officer and Treasurer
and Chief Financial Officer
                                                                                Chief Financial Officer
                                         AFBA Five Star Securities Company

                                         5Star Financial, LLC                   Manager
---------------------------------------- -------------------------------------- --------------------------------------
Salvatore Faia, Esq., CPA, Chief         AFBA 5Star Fund, Inc.                  Chief Compliance Officer
Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
John R. Moorman, Assistant Vice          None                                   None
President
---------------------------------------- -------------------------------------- --------------------------------------

(ii) The London Company

The sole  business  activity  of The London  Company,  located at 1801  Bayberry
Court, Suite 301, Richmond,  VA 23226, is to serve as an investment adviser. The
London Company is registered under the Investment Advisers Act of 1940.

Below is a list of each  executive  officer and  director of The London  Company indicating  each business,  profession,  vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own  account or in the  capacity  of  director,  officer,  partner or trustee.

---------------------------------------- -----------------------------------------------------------------------------
                                                Other Substantial Business, Profession, Vocation or Employment
---------------------------------------- -------------------------------------- --------------------------------------
   Name and Position with The London      Nature of Company and/or Principal         Position with Other Company
                Company                                Business
---------------------------------------- -------------------------------------- --------------------------------------
Louise Swartz, Chief Compliance Officer  Investment Advisor                     None
---------------------------------------- -------------------------------------- --------------------------------------

(iii) Financial Counselors, Inc.

The sole business activity of Financial  Counselors,  Inc.,  located at 442 West
47th  Street,  Kansas  City,  MO 64110,  is to serve as an  investment  adviser.
Financial  Counselors,  Inc. is registered under the Investment  Advisers Act of
1940.

The  Directors  and  officers  of  Financial  Counselors,  Inc are  provided  on
Financial  Counselors,  Inc.'s most recently  filed Schedule A of Form ADV (IARD
No. 106398), which is incorporated herein by reference.  To the knowledge of the registrant  the only  employment  of a  substantial  nature of each of Financial
Counselors, Inc.'s directors and officers is with Financial Counselors, Inc. and its affiliated companies.

(iv) Marvin & Palmer Associates, Inc.

The sole business activity of Marvin & Palmer  Associates,  Inc., 1201 N. Market
Street,  Suite  2300,  Wilmington,  Delaware  19801-1165,  is  to  serve  as  an
investment  adviser.   Marvin  &  Palmer  Associates  is  registered  under  the
Investment Advisers Act of 1940.

Below  is a list of each  executive  officer  and  director  of  Marvin & Palmer
Associates  indicating  each business,  profession,  vocation or employment of a substantial  nature in which each such person has been  engaged  within the last two years,  for his or her own account or in the capacity of director,  officer, partner or trustee.

---------------------------------------- -----------------------------------------------------------------------------
                                                Other Substantial Business, Profession, Vocation or Employment
---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Marvin & Palmer    Nature of Company and/or Principal         Position with Other Company
                                                       Business
---------------------------------------- -------------------------------------- --------------------------------------
David F. Marvin, Chairman & Chief        Cash Management Policy Board           Board Member
Executive Officer                        Office of the State Treasurer
                                         820 Silver Lake Boulevard
                                         Suite 100
                                         Dover, Delaware 19901

                                         Wilmington College                     Trustee
                                         Board of Trustees
                                         320 DuPont Highway
                                         New Castle, Delaware 19720
---------------------------------------- -------------------------------------- --------------------------------------
Stanley Palmer, President                None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Karen T. Buckley, Chief Financial        None                                   None
Officer
---------------------------------------- -------------------------------------- --------------------------------------
The Rt. Hon. Lord Moore, P.C., Director  Rolls-Royce Pension Fund Trustees      Chairman
                                         Moor Lane
                                         Derby, DE24 8BJ
                                         United Kingdom
---------------------------------------- -------------------------------------- --------------------------------------
The Hon. Charles J. Pilliod, Jr.         The University of Akron                Board Member
                                         Director University of Akron
                                         Foundation
                                         302 Buchtel Common
                                         Akron, Ohio 44325-6220
---------------------------------------- -------------------------------------- --------------------------------------
Madelyn B. Smith, Director               Badgley Funds Inc.                     Director
                                         Badgley, Phelps and Bell
                                         1420 Fifth Avenue
                                         Suite 3200
                                         Seattle, Washington 98101-2349

                                         University of Puget Sound              Committee Member
                                         Endowment Committee
                                         1500 North Warner Street
                                         Tacoma, Washington 98416

                                         Bellarmine Preparatory School          Board Member
                                         Retirement Board
                                         2300 S. Washington
                                         Tacoma, Washington 98405-1399
---------------------------------------- -------------------------------------- --------------------------------------

(v)  Dreman Value Management, LLC

The sole business activity of Dreman Value Management,  LLC, located at 520 East
Cooper Avenue,  Suite 230-4, Aspen, CO 81611-9725,  is to serve as an investment adviser.  Dreman  Value  Management,  LLC .is  registered  under the  Investment
Advisers Act of 1940.

The  Directors  and  officers of Dreman  Value  Management,  LLC are provided on
Dreman Value Management,  LLC's most recently filed Schedule A of Form ADV (IARD
No. 111588), which is incorporated herein by reference.  To the knowledge of the registrant the only  employment of a substantial  nature of each of Dreman Value
Management,  LLC's directors and officers is with Dreman Value  Management,  LLC and its affiliated companies.

(vi) TrendStar Advisors, LLC

The sole business activity of TrendStar  Advisors,  LLC, located at 7300 College
Boulevard,  Suite 308,  Overland  Park,  KS 66210,  is to serve as an investment adviser. TrendStar Advisors, LLC is registered under the Investment Advisers Act of 1940.

The Directors and officers of TrendStar Advisors,  LLC are provided on TrendStar
Advisors,  LLC's most recently filed  Schedule A of Form ADV (IARD No.  128285), which is  incorporated  herein by reference.  To the knowledge of the registrant the only employment of a substantial nature of each of TrendStar Advisors, LLC's directors  and  officers  is with  TrendStar  Advisors,  LLC and its  affiliated companies.

(vii) Bjurman, Barry & Associates

The sole  business  activity of Bjurman,  Barry &  Associates,  located at 10100
Santa Monica  Boulevard,  Suite 1200, Los Angeles,  CA 90067,  is to serve as an investment  adviser.  Bjurman,  Barry  &  Associates  is  registered  under  the
Investment Advisers Act of 1940.

The  Directors  and  officers of Bjurman,  Barry &  Associates  are  provided on
Bjurman,  Barry & Associates'  most recently  filed Schedule A of Form ADV (IARD
No. 110726), which is incorporated herein by reference.  To the knowledge of the registrant the only employment of a substantial nature of each of Bjurman, Barry
& Associates' directors and officers is with Bjurman, Barry & Associates and its affiliated companies.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  PFPC  Distributors,   Inc.  ("the  Distributor")  is  registered  with  the
Securities  and Exchange  Commission as a  broker-dealer  and is a member of the
National Association of Securities Dealers. As of July 11, 2007, the Distributor
acted as principal underwriter for the following investment companies:

     AFBA 5 Star Funds, Inc.
     Aston Funds
     Atlantic Whitehall Funds Trust
     BHR Institutional Funds
     CRM Mutual Fund Trust
     E.I.I. International Property Fund
     E.I.I. Realty Securities
     FundVantage Trust
     GuideStone Funds
     Highland Floating Rate Fund
     Highland Floating Rate Advantage Fund
     Highland Funds I
     Kalmar Pooled Investment Trust
     Matthews Asian Funds
     Metropolitan West Funds
     New Alternatives Fund
     Old Westbury Funds
     PAX World Funds Series Trust I
     The RBB Fund, Inc.
     Stratton Multi-Cap Fund
     Stratton Monthly Dividend REIT Shares, Inc.
     The Stratton Funds, Inc.
     Sterling Capital Small Cap Value Fund
     The Torray Fund
     Van Wagoner Funds
     Wilshire Mutual Funds, Inc.
     Wilshire Variable Insurance Trust

Distributed by BB&T AM  Distributors,  Inc., a  wholly-owned  subsidiary of PFPC
Distributors, Inc.:

     BB&T Funds

Distributed by BlackRock  Distributors,  Inc., a wholly-owned subsidiary of PFPC
Distributors, Inc.:

     BlackRock Funds
     BlackRock Bond Allocation Target Shares
     BlackRock Liquidity Funds
     International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors,  Inc., a wholly-owned  subsidiary of PFPC
Distributors, Inc.:

     MGI Funds

Distributed by Northern Funds  Distributors,  LLC, a wholly-owned  subsidiary of
PFPC Distributors, Inc.:

     Northern Funds
     Northern Institutional Funds

(b) The  Distributor is a Massachusetts  corporation  located at 760 Moore Road,
King of Prussia, PA 19406. The Distributor is a wholly-owned  subsidiary of PFPC
Inc.  and an indirect  wholly-owned  subsidiary  of The PNC  Financial  Services
Group, Inc., a publicly traded company.

The  following  is a  list  of  the  directors  and  executive  officers  of the
Distributor:

----------------------- --------------------------------------------------------
Name                    Position(s) with Distributor
----------------------- --------------------------------------------------------
Brian Burns             Chairman; Director; President; Chief Executive Officer
----------------------- --------------------------------------------------------
Michael Denofrio        Director
----------------------- --------------------------------------------------------
Nicholas Marsini        Director
----------------------- --------------------------------------------------------
Rita G. Adler           Chief Compliance Officer
----------------------- --------------------------------------------------------
John Munera             Anti-Money Laundering Officer
----------------------- --------------------------------------------------------
Jodi Jamison            Chief Legal Officer
----------------------- --------------------------------------------------------
Bradley A. Stearns      Secretary; Clerk
----------------------- --------------------------------------------------------
Julie Bartos            Assistant Secretary; Assistant Clerk
----------------------- --------------------------------------------------------
Charlene Wilson         Treasurer; Chief Financial Officer; Financial &
                        Operations Principal
----------------------- --------------------------------------------------------
Maria Schaffer          Assistant Treasurer; Controller
----------------------- --------------------------------------------------------
Bruno Di Stefano        Vice President
----------------------- --------------------------------------------------------
Susan K. Moscaritolo    Vice President
----------------------- --------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account,  book or other document required to be maintained by Section 31(a)
of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to
31a-3) promulgated  thereunder,  is in the physical  possession of PFPC Inc., at
760 Moore Road, King of Prussia, PA 19406.

ITEM 29. MANAGEMENT SERVICES.

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10%
of the Registrant's  outstanding  shares, it will call a meeting of shareholders for the  purpose  of voting  upon the  question  of  removal  of a  director  or directors and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940  the  Registrant  certifies  that  it  meets  all  of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the 1933 Act and has duly caused this Registration  Statement to be signed on its  behalf  by the  undersigned,  thereto  duly  authorized,  in the City of
Alexandria, and the Commonwealth of Virginia on the 28th day of November, 2007.

                                   AFBA 5STAR FUND, INC., a Maryland corporation

                                   /s/ Robert E. Morrison, Jr.
                                   Robert E. Morrison, Jr.
                                   President

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the date(s) indicated.

Signature                                Title                         Date

/s/Ralph E. Eberhart             Chairman and Director         November 28, 2007
Ralph E. Eberhart*

/s/ John S. Fairfield                   Director               November 28, 2007
John S. Fairfield*

/s/ Monroe W. Hatch, Jr.                Director               November 28, 2007
Monroe W. Hatch, Jr.*

/s/ Henry J. Sechler                    Director               November 28, 2007
Henry J. Sechler*

/s/ Louis C. Wagner, Jr.                Director               November 28, 2007
Louis C. Wagner, Jr.*

                                        Director               November 28, 2007
Charles A. Gabriel

/s/ Robert E. Morrison, Jr.       Director and President       November 28, 2007
Robert E. Morrison, Jr.

/s/ Michael E. Houchins    Principal Accounting Officer, Chief November 28, 2007
Michael E. Houchins         Financial Officer and Treasurer

                  *By: /s/ Andrew J. Welle                     November 28, 2007
                        Andrew J. Welle
                        Attorney-in-Fact (Pursuant to Power of Attorney)

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940  the  Registrant  certifies  that  it  meets  all  of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the 1933 Act and has duly caused this Registration  Statement to be signed on its  behalf  by the  undersigned,  thereto  duly  authorized,  in the City of
Alexandria, and the Commonwealth of Virginia on the 28th day of November, 2007.

                                  AFBA 5STAR FUNDS, a Delaware statutory trust

                                  /s/ Robert E. Morrison, Jr.
                                  Robert E. Morrison, Jr.
                                  President

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the date(s) indicated.

Signature                                Title                         Date

/s/ Ralph E. Eberhart             Chairman and Trustee         November 28, 2007
Ralph E. Eberhart*

/s/ John S. Fairfield                   Trustee                November 28, 2007
John S. Fairfield*

/s/ Monroe W. Hatch, Jr.                 Trustee               November 28, 2007
Monroe W. Hatch, Jr.*

/s/ Henry J. Sechler                     Trustee               November 28, 2007
Henry J. Sechler*

                                         Trustee               November 28, 2007
Louis C. Wagner, Jr.

/s/ Robert E. Morrison, Jr.             President              November 28, 2007
Robert E. Morrison, Jr.

/s/ Michael E. Houchins    Principal Accounting Officer, Chief November 28, 2007
Michael E. Houchins         Financial Officer and Treasurer

                  *By: /s/ Andrew J. Welle                     November 28, 2007
                        Andrew J. Welle
                        Attorney-in-Fact (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

Item                       Exhibit

None